Income Taxes	3 Months Ended
Mar. 31, 2020
Income Taxes.
Income Taxes

Note 14:—Income taxes

a.	Loss before income taxes:

The following are the domestic and foreign components of the Company’s loss before income taxes:

	Year ended
	December 31,
	2019	2018	2017
Domestic	$(27,916)	$(32,688)	$(18,858)
Foreign	(5,463)	(3,373)	(172)
	$(33,379)	$(36,061)	$(19,030)

b.   Income taxes:

The following are the domestic and foreign components of the Company’s income taxes:

	Year ended
	December 31,
	2019	2018	2017
Domestic	$—	$—	$—
Foreign	160	—	294
	$160	$—	$294

The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended
	December 31,
	2019	2018	2017
Loss before income taxes	$(33,379)	$(36,061)	$(19,030)
Statutory tax rate	23%	23%	24%
Theoretical tax benefit	7,677	8,294	4,567
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,872)	(5,822)	(5,431)
Effect of entities with different tax rates	38	(56)	25
Non-deductible expenses	(3,015)	(2,736)	(474)
Impact of change in statutory tax rate for future periods	—	—	(248)
Impact of exchange rate on temporary differences	—	—	1,321
Deductible expense	4	569	—
Other	8	(249)	(54)
Effective income taxes	$(160)	$—	$(294)

c.	Net operating loss carryforward:

As of December 31, 2019, the Company had an indefinite net operating loss (“NOL”) carryforward for Israeli tax purposes of approximately $94,147. These NOL carryforwards can be carried forward and offset against taxable income. The Company also had a NOL carryforward for U.S. tax purposes of approximately $10,313 as of December 31, 2019.  Federal NOLs generated in the years ended December 31, 2014 through 2017 will begin to expire in 2035 for federal income tax purposes. NOLs originating before January 1, 2018, are eligible to offset taxable income, if not otherwise limited under Internal Revenue Code (“IRC”) 382 limitations. NOLs generated after December 31, 2017, have an infinite carryforward period and subject to 80% deduction limitation based upon pre-NOL deduction taxable income. All NOLs are expected to be subject to certain limitations under 382 following that change in control that occurred upon acquisition of both ClearVoice and And.Co, respectively.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The principal components of the Company’s deferred tax assets are as follows:

Deferred tax assets, net:	2019	2018
Research and development expenses and other	$7,102	$5,595
Intangible assets from acquisition of business and other	23	(203)
Net operating loss carryforwards*	24,026	20,104
	$31,151	$25,496
Less—valuation allowance in respect of net operating loss carryforwards	(31,151)	(25,496)
Total deferred tax assets, net	$—	$—

Based on the available evidence, management believes that it is more likely than not that  certain of its deferred tax assets relating to net operating loss carryforwards and other  temporary differences will not be realized and accordingly, a valuation allowance has been provided.

As of December 31, 2019, and 2018, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.   Tax assessments:

As of December 31, 2019, the Company had open tax years for the periods between 2014 and 2018 in Israel and for the periods between 2016 and 2018 for the U.S. subsidiary. The Company has NOL’s in the US from prior tax periods which may be subject to examination in future periods.

f.    Basis of taxation:

The Israeli corporate tax rate was 23% for the years ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2017, the Israeli corporate tax rate was 24%.

The Company has elected 2012 to be its election year to be eligible for "Beneficiary Enterprise" standing under amendment No. 60 to tax benefits section No. 51 to the Law for the Encouragement of Capital Investments, 1959 (the "Law").

Pursuant to the provisions of the Law, in the event that the Company is profitable for tax purposes, the Company’s undistributed income will be tax-exempt for a period of two years beginning from the year in which taxable income is first earned. In the remaining years of benefits (between three to eight years, depending on the level of non-Israeli investments), the Company will be liable to reduced corporate tax at the rate of 10% to 25%, based on the percentage of foreign ownership.

Any income derived from sources other than from the Beneficiary Enterprise is subject to the statutory corporate tax rate.

The period of tax benefits described above is subject to limits of 12 years from the commencement of production, or 14 years from the approval date, whichever is earlier.

The entitlement to the above benefits is conditional upon the Company’s fulfilling the conditions stipulated by the Law, regulations published there under and the letters of approval for the specific investments in "Beneficiary Enterprise." In the event of failure to comply with these conditions, the benefits may be canceled, and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment No. 73 to the Law for the Encouragement of Capital Investments (the "2017 Amendment") which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. In addition, according to the 2017 Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

In December 2016, pursuant to amendment No. 73 to the law, the tax rate on preferred Technological Enterprise income was reduced to 12%. This amendment became effective in January 2017. The Company is currently evaluating the scope of the amendment.

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was enacted into law. The new legislation represents fundamental and dramatic modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company’s U.S. subsidiaries, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. Other significant changes under the Act include, among others, a one-time repatriation tax on accumulated foreign earnings, a limitation of net operating loss deduction to 80% of taxable income, and indefinite carryover of post‑2017 net operating losses. The Act also repeals the corporate alternative minimum tax for tax years beginning after December 31, 2017. Losses generated prior to January 1, 2018 will still be subject to the 20‑year carryforward limitation and the alternative minimum tax. Other potential impacts due to the Act include the repeal of the domestic manufacturing deduction, modification of taxation of controlled foreign corporations, a base erosion anti-abuse tax, modification of interest expense limitation rules, modification of limitation on deductibility of excessive executive compensation, and taxation of global intangible low-taxed income.

The Company has evaluated the effect of the adoption of the Act on its financial statements and adjusted accordingly its tax rate for 2018, therefore the impact of the change of the tax rate on the deferred tax assets, net was recorded in 2017.